Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Mar. 31, 2012
Current assets
Cash and cash equivalents	$ 1,591,507	$ 1,762,171
Accounts receivable, net	154,471	191,296
Investment tax credits receivable	293,806	259,720
Other tax credits	126,517	40,724
Prepaid expenses	22,345	25,198
Total Current Assets	2,188,646	2,279,109
Investments	198,037	300,557
Long term deposits	9,722	9,722
Intangible assets	24,615	35,031
Property and equipment, net	26,607	33,871
Total Assets	2,447,627	2,658,290
Current liabilities
Accounts payable	9,879	23,790
Accrued liabilities	66,591	53,386
Deferred revenue	217,065	171,414
Total current liabiliities	293,535	248,590
Deferred rent
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable by the holder for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at March 31, 2013 and 2012.
Common shares, no par value, Unlimited authorized shares; 135,460,867 shares issued and outstanding as at March 31, 2013 and 125,460,867 shares as at March 31, 2012.	19,362,796	19,262,796
Additional paid-in capital	2,865,740	2,825,571
Accumulated deficit	(20,313,500)	(20,112,481)
Accumulated other comprehensive income	239,056	433,814
Total shareholders' equity	2,154,092	2,409,700
Total liability and equity	$ 2,447,627	$ 2,658,290